Consolidated Statements of Equity - CAD ($) $ in Millions		Total	Total shareholders' equity	Common shares (note 25)	Preferred shares (note 25)	Contributed surplus	Accumulated deficit	AOCI (note 22)	Non-controlling interests
Net Income (Loss) Attributable to Parent		$ (435.1)
Balance, beginning of year at Dec. 31, 2017				$ 4,007.9	$ 1,277.7	$ 22.3	$ (933.6)	$ 199.1	$ 65.8
Increase (Decrease) in Stockholders' Equity
Exercise of share options				1.3		(0.1)
Shares issued under DRIP	[1]			325.8
Deferred taxes on share issuance costs				13.3
Shares issued on conversion of subscription receipts, net of issuance costs				2,305.6
Shares acquired through WGL Acquisition					41.1				9.0
Share options expense						0.9
Forfeiture of share options						(0.1)
Sale of non-controlling interest						350.2			498.4
Net income (loss) applicable to controlling interests		(453.7)					(435.1)		(18.6)
Common share dividends							(462.9)
Preferred share dividends							(66.6)
Gain on redemption of preferred shares		0.0
Other comprehensive income (loss)		379.9						379.9
Contributions from non-controlling interests to subsidiaries									96.3
Distributions by subsidiaries to non-controlling interests									(30.3)
Balance, end of year at Dec. 31, 2018		7,640.2	$ 7,019.6	6,653.9	1,318.8	373.2	(1,905.3)	579.0	620.6
Net Income (Loss) Attributable to Parent		833.5					833.5
Increase (Decrease) in Stockholders' Equity
Exercise of share options				1.2		(0.1)
Shares issued under DRIP	[1]			67.8
Deferred taxes on share issuance costs				(3.9)	(0.6)
Redemption of WGL preferred shares					(41.1)
Share options expense						3.7
Forfeiture of share options						(0.1)
Net income (loss) applicable to controlling interests		840.3							6.8
Common share dividends							(266.0)
Preferred share dividends							(68.5)
Gain on redemption of preferred shares		3.5					3.5
Other comprehensive income (loss)		(334.1)						(334.1)
Adjustment on disposition of assets									(508.0)
Contributions from non-controlling interests to subsidiaries									47.9
Distributions by subsidiaries to non-controlling interests									(13.4)
Balance, end of year at Dec. 31, 2019		$ 7,368.8	$ 7,214.9	$ 6,719.0	$ 1,277.1	$ 376.7	$ (1,402.8)	$ 244.9	$ 153.9

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan.